Other Prepaid Expenses and Current Assets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Value-added tax recoverable	$ 5,071,701	$ 975,098
Advances to suppliers	4,349,344	4,808,927
Prepaid income tax	79,963	1,200,120
Other prepaid expenses	2,643,921	2,944,100
Other prepaid expenses and current assets, net of allowance for doubtful accounts	$ 12,144,929	$ 9,928,245